SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

	Operating segments									Non-operating segments (a)
Years ended December 31, 2017:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other (b)	Total
Revenue
Metal sales	$481.1	552.2	331.5	447.0	52.0	726.9	96.3	298.4	317.6	—	$3,303.0
Cost of sales
Production cost of sales	239.9	302.5	168.9	310.2	19.9	300.9	36.8	178.2	200.1	—	1,757.4
Depreciation, depletion and amortization	86.6	107.4	83.5	127.0	4.6	184.2	0.6	78.6	138.6	8.3	819.4
Impairment, net of reversals	(88.6)	—	—	253.0	—	—	—	(142.9)	—	—	21.5

Total cost of sales	237.9	409.9	252.4	690.2	24.5	485.1	37.4	113.9	338.7	8.3	2,598.3

Gross profit (loss)	$243.2	142.3	79.1	(243.2)	27.5	241.8	58.9	184.5	(21.1)	(8.3)	$704.7

Other operating expense	9.5	—	1.1	20.1	6.1	(0.3)	10.9	60.0	(1.8)	24.0	129.6
Exploration and business development	9.0	2.6	9.5	—	0.1	17.1	4.6	5.7	8.2	49.2	106.0
General and administrative	—	—	—	—	—	—	—	—	—	132.6	132.6

Operating earnings (loss)	$224.7	139.7	68.5	(263.3)	21.3	225.0	43.4	118.8	(27.5)	(214.1)	$336.5

Other income (expense) - net											188.1
Equity in earnings (losses) of associate and joint ventures											(1.3)
Finance income											13.5
Finance expense											(117.8)

Earnings before tax											$419.0

	Operating segments									Non-operating segments (a)
Years ended December 31, 2016:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other (b)	Total
Revenue
Metal sales	$510.8	477.1	139.6	599.6	219.4	919.2	139.8	208.0	258.5	—	$3,472.0
Cost of sales
Production cost of sales	302.2	292.0	131.7	346.4	145.2	324.3	73.0	179.3	189.7	—	1,983.8
Depreciation, depletion and amortization	88.7	94.7	38.6	142.7	34.4	236.8	1.3	96.4	109.9	11.5	855.0
Impairment, net of reversals	—	—	—	—	139.6	—	—	—	—	—	139.6

Total cost of sales	390.9	386.7	170.3	489.1	319.2	561.1	74.3	275.7	299.6	11.5	2,978.4

Gross profit (loss)	$119.9	90.4	(30.7)	110.5	(99.8)	358.1	65.5	(67.7)	(41.1)	(11.5)	$493.6

Other operating expense	1.0	—	2.0	74.3	50.8	(0.5)	(0.7)	46.3	8.0	28.1	209.3
Exploration and business development	8.9	4.6	4.7	—	—	13.3	2.2	5.9	8.9	45.8	94.3
General and administrative	—	—	—	—	—	—	—	—	—	143.7	143.7

Operating earnings (loss)	$110.0	85.8	(37.4)	36.2	(150.6)	345.3	64.0	(119.9)	(58.0)	(229.1)	$46.3

Other income (expense) - net											22.5
Equity in earnings (losses) of associate and joint venture											(1.2)
Finance income											7.5
Finance expense											(134.6)

Loss before tax											$(59.5)

	Operating segments									Non-operating segments(a)
	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other(b)	Total
Property, plant and equipment at: December 31, 2017	$354.1	286.2	422.2	1,383.1	39.5	474.7	1.3	1,296.0	332.6	297.5	$4,887.2

Total assets at: December 31, 2017	$559.1	460.2	612.2	1,646.5	171.3	1,164.5	9.2	1,580.3	516.4	1,437.5	$8,157.2

Capital expenditures for year ended December 31, 2017 (c)	$110.2	97.1	90.4	121.6	1.4	54.1	—	434.5	46.0	5.0	$960.3

	Operating segments									Non-operating segments(a)
	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other(b)	Total
Property, plant and equipment at: December 31, 2016	$248.4	307.1	440.9	1,647.5	37.6	599.5	2.0	826.9	416.6	391.1	$4,917.6

Total assets at: December 31, 2016	$457.7	430.8	598.9	1,880.4	145.3	1,417.0	15.9	1,122.8	581.5	1,329.0	$7,979.3

Capital expenditures for year ended December 31, 2016 (c)	$67.2	70.1	41.2	113.8	5.1	88.0	—	200.4	48.2	11.1	$645.1

(a)	Non-operating segments include development properties.

(b)

Corporate and other includes corporate, Cerro Casale until its disposal on June 9, 2017, shutdown and other non-operating assets (including La Coipa, Lobo-Marte and White Gold until its disposal on June 14, 2017).

(c)	Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

Schedule of metal sales and plant and equipment by geographic region

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2017	2016	2017	2016
Geographic information (a)
United States	$1,461.1	$1,267.3	$1,067.4	$1,002.1
Russian Federation	726.9	919.2	482.3	630.8
Brazil	447.0	599.6	1,383.1	1,647.5
Chile	52.0	219.4	308.8	306.6
Mauritania	298.4	208.0	1,302.1	832.5
Ghana	317.6	258.5	343.5	427.9
Canada	—	—	—	70.2

Total	$3,303.0	$3,472.0	$4,887.2	$4,917.6

(a) Geographic location is determined based on location of the mining assets.

Schedule of significant customers

For the year ended December 31, 2017:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Total
Customer
1	$—	—	—	—	—	694.5	—	—	—	694.5
2	54.4	60.2	64.8	48.8	6.8	16.4	16.9	146.9	116.3	531.5
3	6.4	19.0	16.4	157.9	11.6	—	—	31.7	99.1	342.1

										$1,568.1

% of total metal sales										47.5%

For the year ended December 31, 2016:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Total
Customer
1	$101.8	75.9	22.0	130.1	41.8	20.5	66.6	80.2	72.5	$611.4
2	—	—	—	—	—	473.5	—	—	—	473.5
3	—	—	—	—	—	405.5	—	—	—	405.5

										$1,490.4

% of total metal sales										42.9%